Disclosure of information on segments - Reconciliation of segment profit (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	$ (155,748)	$ (17,945)	$ 154
Elimination Of Profit Of Equity Accounted Investees	(129,570)	(323,578)	(63,777)
Elimination Of Profit of Inter Company Sales	(89,006)	(71,951)	(74,637)
Elimination of Profit In Cost of Sales And Operating Expenses Of Intercompany	89,593	71,697	76,780
Elimination Of Share of Profit In subsidiaries And Associates	82,284	44,745	1,582
Elimination of Profits In others	(1,080)	300	(3,932)
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Profit (loss) from continued operations	$ (107,969)	$ 260,842	$ 64,138